USAA        9800 Fredericksburg Road
EAGLE       San Antonio, TX 78288
LOGO R)

August 26, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:USAA MUTUAL FUNDS TRUST
1940 Act File No. 811-2429
Preliminary Proxy Materials

Dear Sir or Madam:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the Exchange Act), we enclose for filing on behalf of USAA Mutual Funds Trust (the Trust), the preliminary proxy materials (including a letter to shareholders and summary document, the notice of meeting, proxy statement, form of proxy, and form of notice and access) to be used in connection with a Special Meeting of Shareholders scheduled to be held in November 2011. This proxy statement covers proposals applicable to 47 series of the Trust. Each copy of the proxy statement and form of proxy has been marked "Preliminary Copy" in accordance with Rule 14a-6(e) under the Exchange Act.

The purpose of the Special Meeting of Shareholders is to (1) elect the trustees of the Trust; and (2) approve a new advisory agreement between USAA Investment Management Company and the GNMA Trust.

Pursuant to Rule 14a-6(b) under the Exchange Act, the Company represents that it intends to mail definitive copies of the proxy materials to shareholders on or about September 16, 2011.

Should you have any questions with respect to this material, please call me at (210) 498-4103 or Jamie Whetzel at (210) 498-4628.

Sincerely,

                                                                                                 /s/ Christopher P. Laia
Christopher P. Laia
Secretary
USAA Mutual Funds Trust

cc:  K&L Gates LLP
Enclosures